Segment Information - Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	₺ 35,920,542	₺ 29,103,738	₺ 25,137,135
Profit for the year	5,031,278	4,239,620	3,276,690
(Profit)/loss from discontinued operations			(772,436)
Profit from continuing operations	5,031,278	4,239,620	2,504,254
Income tax expense	(490,184)	387,193	785,630
Finance income	(3,592,026)	(2,119,483)	(297,450)
Finance costs	6,492,878	3,251,164	2,025,118
Other income	(249,793)	(96,585)	(140,705)
Other expenses	619,837	619,835	487,295
Depreciation and amortization	7,291,913	5,974,779	5,046,565
Share of profit/(loss) of equity accounted investees	(90,090)	13,775	15,712
Adjusted EBITDA	15,013,813	12,270,298	10,426,419
IFRS 9 impairment loss provision	(271,162)	(349,595)	(338,857)
Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Revenue	27,048,370	22,687,330	19,820,352
Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	3,650,728	2,454,455	1,908,086
Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	1,013,896	830,987	1,143,183
All other segments [member]
Disclosure of operating segments [line items]
Revenue	4,207,548	3,130,966	2,265,514
Operating segments [member] | Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Revenue	27,223,543	22,822,872	19,954,368
Adjusted EBITDA	12,167,845	10,283,439	8,626,020
IFRS 9 impairment loss provision	(251,870)	(295,978)	(223,879)
Operating segments [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	3,750,081	2,542,410	2,002,789
Adjusted EBITDA	1,828,333	1,169,488	903,896
IFRS 9 impairment loss provision	(7,785)	(2,845)	(5,109)
Operating segments [member] | Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	1,075,742	845,189	1,144,023
Adjusted EBITDA	638,946	507,164	660,962
IFRS 9 impairment loss provision	(10,436)	(50,356)	(363)
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	4,930,019	3,603,236	2,661,444
Adjusted EBITDA	401,086	338,188	267,656
IFRS 9 impairment loss provision	(1,071)	(416)	(109,506)
Intersegment eliminations [member]
Disclosure of operating segments [line items]
Revenue	(1,058,843)	(709,969)	(625,489)
Adjusted EBITDA	(22,397)	(27,981)	(32,115)
Intersegment eliminations [member] | Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Revenue	(175,173)	(135,542)	(134,016)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	(99,353)	(87,955)	(94,703)
Intersegment eliminations [member] | Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	(61,846)	(14,202)	(840)
Intersegment eliminations [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	₺ (722,471)	₺ (472,270)	₺ (395,930)